BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE
NOTE 13:-	BASIC AND DILUTED NET LOSS PER SHARE

	Year ended December 31,
	2015	2016	2017

Net loss available to shareholders of ordinary shares	$(51,334)	$(46,896)	$(56,273)

Denominator:
Shares used in computing net loss per ordinary shares, basic and diluted	39,408,928	42,032,818	45,552,199

 The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding.

	Year ended December 31,
	2015	2016	2017

Shares used in computing net loss per ordinary shares, basic and diluted	39,408,928	42,032,818	45,552,199
The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:

Stock options	10,738,276	8,405,787	8,212,554
Restricted share units	732,634	1,368,050	2,081,646

	11,470,910	9,773,837	10,294,200